Cover	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Entity File Number	001-40761
Entity Registrant Name	BIOTRICITY INC.
Entity Central Index Key	0001630113
Entity Tax Identification Number	47-2548273
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	275 Shoreline Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	832-1626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BTCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true